Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

Note 14 — EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on September 27, 2023, with an authorized share capital of $50,000 divided into 50,000,000 ordinary shares of par value of $0.001 per share. On November 16, 2023, the authorized share capital was subsequently amended to become $50,000 divided into 400,000,000 Class A Shares and 100,000,000 Class B Shares.

On December 1, 2023, the Company issued 10,000,000 Class A Shares and 10,000,000 Class B Shares to the controlling shareholders at par value of $0.0001 per share.

On October 17, 2024, the Company completed its IPO of 1,500,000 Class A Shares at $4.00 per share, generating gross proceeds of approximately $6.0 million. After deducting underwriting discounts, commissions, and offering expenses, net proceeds from IPO were approximately S$5.3 million ($3.9 million).

Each holder of Class A Shares is entitled to exercise one vote for each Class A Share held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B Shares is entitled to exercise 20 votes for each Class B Share held on any and all matters to be voted thereon in a general meeting of shareholders. The Class B Shares are not convertible into Class A Shares and the Class A Shares are not convertible into Class B Shares. Holders of the Class A Shares may receive dividends paid by the Company and have the right to the surplus assets of the Company on its liquidation pursuant to the Amended and Restated Memorandum and Articles of Association. However. the holders of the Class B Shares have no right to any share of the dividends paid by the Company and no right to any share in the distribution of any surplus assets of the Company on its liquidation.

Note 14 — EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on September 27, 2023, with an authorized share capital of $50,000 divided into 50,000,000 ordinary shares of par value of $0.001 per share. On November 16, 2023, the authorized share capital was subsequently amended to become $50,000 divided into 400,000,000 Class A Shares and 100,000,000 Class B Shares.

On December 1, 2023, the Company issued 10,000,000 Class A Shares and 10,000,000 Class B Shares to the controlling shareholders at par value of $0.0001 per share.

On October 17, 2024, the Company completed its IPO of 1,500,000 Class A ordinary shares at $4.00 per share, generating gross proceeds of approximately $6.0 million. After deducting underwriting discounts, commissions, and offering expenses, net proceeds from IPO were approximately S$5.3 million ($3.9 million).

Each holder of Class A Shares is entitled to exercise one vote for each Class A Share held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B Shares is entitled to exercise 20 votes for each Class B Share held on any and all matters to be voted thereon in a general meeting of shareholders. The Class B Shares are not convertible into Class A Shares and the Class A Shares are not convertible into Class B Shares. Holders of the Class A Shares may receive dividends paid by the Company and have the right to the surplus assets of the Company on its liquidation pursuant to the Amended and Restated Memorandum and Articles of Association. However. the holders of the Class B Shares have no right to any share of the dividends paid by the Company and no right to any share in the distribution of any surplus assets of the Company on its liquidation.